LETTER TO THE SHAREHOLDERS OF THE JPM INSTITUTIONAL BOND FUND

December 5, 1997

Dear Shareholder:

The fiscal year ending October 31, 1997 was a good year for bonds and for your Fund. The JPM Institutional Bond Fund provided a solid total return of 8.78% for the year under review. For the reporting period, the Fund's performance was slightly behind the 8.82% return for its benchmark, the Salomon Brothers BIG. However, the Fund outperformed its competitors, as measured by the Lipper Intermediate Investment Grade Debt Funds Average, which returned 7.98% for the period.

The Fund's net asset value increased from $9.84 per share on October 31, 1996 to $10.01 per share at the end of the reporting period, after paying approximately $0.64 per share in dividends from ordinary income and approximately $0.02 per share in dividends from capital gains.The Fund's net assets stood at $912.1 million at the end of the reporting period, up from $836.1 million on October 31, 1996. The net assets of The U.S. Fixed Income Portfolio, in which the Fund invests, totaled approximately $1.1 billion on October 31, 1997.

The report that follows includes a portfolio manager Q&A with William G. Tennille, a member of our portfolio management team. This interview is designed to answer commonly asked questions about the Fund, elaborate on what happened during the reporting period, and provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we look forward to sharing Morgan's insights regarding global markets with you going forward. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,


/s/ Ramon de Oliveira                     /s/ Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated            J.P. Morgan & Co. Incorporated



TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS . . . . . 1   FUND FACTS AND HIGHLIGHTS . . . . . .5

FUND PERFORMANCE . . . . . . . . . . 2   FINANCIAL STATEMENTS. . . . . . . . .8

PORTFOLIO MANAGER Q&A. . . . . . . . 3

Fund performance

EXAMINING PERFORMANCE
There are several ways to evaluate a mutual fund's historical performance record. One approach is to take a look at the growth of a hypothetical investment of $5,000,000 (the minimum investment in the Fund). The chart at right shows that $5,000,000 invested in the Fund on March 31, 1988 would have grown to $10,597,664 at October 31, 1997.*

Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

GROWTH OF $5,000,000 SINCE INCEPTION*
MARCH 31, 1988 - OCTOBER 31,1997

[CHART]

PERFORMANCE                             TOTAL RETURNS       AVERAGE ANNUAL TOTAL RETURN
                                        ----------------    ------------------------------
                                        THREE     SIX       ONE       FIVE      SINCE
AS OF OCTOBER 31, 1997                  MONTHS    MONTHS    YEAR      YEARS     INCEPTION*
--------------------------------------------------------    ------------------------------
The JPM Institutional Bond Fund         1.68%     6.67%     8.78%     7.44%     8.15%
Salomon BIG**                           2.04%     7.05%     8.82%     7.55%     9.05%
Lipper Intermediate Investment Grade
     Debt Funds Average                 1.69%     6.38%     7.98%     6.79%     8.25%

AS OF SEPTEMBER 30, 1997
-------------------------------------------------------     ------------------------------
The JPM Institutional Bond Fund         3.23%     7.03%     10.01%    6.76%     8.10%
Salomon BIG**                           3.32%     7.05%     9.70%     6.97%     8.83%
Lipper Intermediate Investment Grade
     Debt Funds Average                 3.10%     6.52%     8.87%     6.21%     8.20%

*3/11/88 IS THE INCEPTION DATE OF THE JPM PIERPONT BOND FUND, THE PREDECESSOR ENTITY TO THE U.S. FIXED INCOME PORTFOLIO, WHICH HAS A SUBSTANTIALLY SIMILAR INVESTMENT OBJECTIVE AND RESTRICTIONS AS THE JPM INSTITUTIONAL BOND FUND (GROWTH AND AVERAGE ANNUAL TOTAL RETURNS BASED ON THE MONTH END FOLLOWING INCEPTION). THE FUND'S AVERAGE ANNUAL TOTAL RETURN SINCE THE INCEPTION DATE ON 7/26/93 THROUGH 10/31/97 IS 6.53%.

**THE SALOMON BROTHERS BROAD INVESTMENT GRADE BOND INDEX.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. ALL RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

Portfolio manager Q&A


[PHOTOGRAPH]

Following is an interview with WILLIAM G. TENNILLE, who is a member of the portfolio management team for The U.S. Fixed Income Portfolio, in which the Fund invests. Bill joined Morgan in 1992 and has extensive experience across a broad range of markets, including mortgage securities and derivatives. This interview was conducted on November 19, 1997 and reflects Bill's views on that date.

CAN YOU GUIDE US THROUGH THE EVENTS OF THE YEAR?

WGT: Prior to the end of September, when the East Asian market turmoil erupted, the general theme of the fixed income markets was one of declining market volatility leading to narrowing spreads and lower interest rates. Bonds with embedded options (i.e. prepayable mortgages and callable corporate bonds) were the stellar performers. The Asian currency problems effectively ended the extended period of declining volatility.

HOW DID THESE EVENTS AFFECT THE FUND'S PERFORMANCE?

WGT: Overall, the Fund had a good year. It provided strong returns that beat the Lipper average, although October's events caused it to end the fiscal period slightly behind the benchmark.

THIS PORTFOLIO IS STRATEGICALLY UNDERWEIGHTED IN TREASURIES AND OVERWEIGHTED IN THE "SPREAD" SECTORS. WOULD THERE EVER BE A SCENARIO WHERE SPREADS HAD TIGHTENED TO AN EXTENT THAT THIS STRATEGIC POSITIONING WOULD NO LONGER BE APPROPRIATE?

WGT: Yes, that could happen. Currently, the Portfolio is still underweighted in the Treasury sector. However, in the last six weeks we've reduced our holdings in mortgage securities. Also, we've traded out of mortgage securities that we felt had high "optionality" into other mortgage securities, which we think will have very low option-like characteristics going forward.

There are many different things we can buy in the mortgage market that come under the general heading of mortgages. An example would be multi-family loans that are securitized by Fannie Mae and Freddie Mac, but which are locked out from any pre-payments for long periods of time. A typical example would be a ten-year bond with a nine and a half-year lockout of extraordinary pre-payment. So it's a very "bullet-like" security. It does amortize on a 30 year schedule, so it does roll down the curve, and it has pretty good yield characteristics, but very little "optionality", because if the borrower chooses to pay it off, yield maintenance must be paid as well. This would amount to about an extra year's interest. That's a fairly high barrier against making a pre-payment. There are other securities like that in the marketplace as well. So we've shifted some of our emphasis in the Portfolio as volatility has come back into the marketplace.

Likewise, in corporates we've gotten rid of some of our callable positions and traded into bullet securities. With bullet or single-maturity securities, there is no option to retire them. There are no call features. With no embedded options on the part of the issuer to call the bonds, they tend to be more stable.

THE PORTFOLIO HAS RECENTLY GOTTEN OUT OF SOME SECTORS WHERE THE SPREADS ARE THE WIDEST. WHY?

WGT: That's because we have some concerns in those sectors, all triggered by the problems in the Far East, which then spread to Latin American markets, and eventually to our market. Things could get worse before they get better. Also interest rates in the U.S. have declined significantly of late which could lead to a wave of mortgage refinancing.

BASED UPON WHAT WE'VE TALKED ABOUT SO FAR, YOU APPEAR TO BE EXPECTING FURTHER VOLATILITY. IS THAT SO?

WGT: Yes. We don't think the volatility is going to end soon, even though it seems to be easing a bit, especially in the Asian markets. More than ever, we're all linked to each other, and the problems in Asia will continue to have an affect on all markets.

The other aspect of this issue pertains to a potential slowdown in global economies. The U.S. economy is of particular concern because we are at a very mature point in the economic cycle. We think there will be a fairly significant slowdown in GDP growth over the course of 1998.

THAT WILL BE GOOD FOR BONDS, RIGHT?

WGT: Certainly for Treasuries, and it should be good for investment grade corporates. It'll be bad for mortgages because they will be prepaid. It will also be bad news for high-yield securities, so we're looking to lighten up there. There's a very strong performance correlation between equities and high yield bonds. So if you have a lot of volatility in the equity market, it generally means that the high-yield market is going to have a problem as well since these are riskier companies which have sold some equity, but are depending on debt for expansion.

Looking ahead, we'll likely own fewer option-laden securities and probably go up in quality, at least in the corporate market. Almost everything in the mortgage market is already AAA-rated and guaranteed by either the Government or an agency. We're still likely to be involved in the Brady bond market on an opportunistic, highly selective basis. We won't get completely out of high yield, but we'll seek higher ground in terms of quality in that sector. We're in the process of weeding out the weaker securities in the high yield sector.

Fund facts

INVESTMENT OBJECTIVE

The JPM Institutional Bond Fund seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. It is designed for investors who seek a total return that is higher than that generally available from short-term obligations while recognizing the greater price fluctuation of longer-term instruments.

------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
7/26/93

------------------------------------------------------------------------------
NET ASSETS AS OF 10/31/97
$912,054,136

------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/19/97


EXPENSE RATIO
The Fund's current annualized expense ratio of 0.50% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.

Fund highlights
ALL DATA AS OF OCTOBER 31, 1997

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[GRAPH]

CORPORATE OBLIGATIONS                     33.3%
U.S. AGENCY OBLIGATIONS                   31.9%
U.S. TREASURY OBLIGATIONS                 18.7%
CMOS AND ASSET-BACKED
  SECURITIES                              11.3%
SOVEREIGN BONDS                            1.6%
SHORT-TERM INVESTMENTS                     1.3%
CONVERTIBLE PREFERRED STOCK                1.3%
CERTIFICATE OF DEPOSIT                     0.5%
CONVERTIBLE BONDS                          0.1%


30-DAY SEC YIELD
6.52%


DURATION
4.74 years


QUALITY BREAKDOWN
AAA*             63%
AA                3%
A                12%
Other            22%


*INCLUDES U.S. GOVERNMENT AGENCY, TREASURY OBLIGATIONS, AND REPURCHASE
AGREEMENTS.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. MORGAN GUARANTY TRUST COMPANY OF NEW YORK SERVES AS AN INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. AN INVESTMENT IN THE FUND WILL FLUCTUATE AND MAY LOSE VALUE.

Past performance is no guarantee for future performance. Returns are net of fees, assume the reinvestment of fund distributions and may reflect the reimbursement of fund expenses as described in the prospectus. Had expenses not been subsidized, returns would have been lower. The Fund invests through a master portfolio(another fund with the same objective).

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ IT CAREFULLY BEFORE INVESTING.

                     THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

THE JPM INSTITUTIONAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investment in The U.S. Fixed Income Portfolio
  ("Portfolio"), at value                          $912,233,553
Receivable for Shares of Beneficial Interest Sold     5,600,000
Deferred Organization Expenses                            3,778
Prepaid Trustees' Fees                                    3,762
Prepaid Expenses and Other Assets                        12,241
                                                   ------------
    Total Assets                                    917,853,334
                                                   ------------
LIABILITIES
Payable for Shares of Beneficial Interest
  Redeemed                                            3,267,273
Dividends Payable to Shareholders                     2,392,208
Shareholder Servicing Fee Payable                        57,302
Administrative Services Fee Payable                      23,026
Administration Fee Payable                                4,286
Fund Services Fee Payable                                 1,047
Accrued Expenses                                         54,056
                                                   ------------
    Total Liabilities                                 5,799,198
                                                   ------------
NET ASSETS
Applicable to 91,147,480 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $912,054,136
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $10.01
                                                          -----
                                                          -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $890,180,978
Undistributed Net Investment Income                     450,111
Accumulated Net Realized Gain on Investment and
  Foreign Currency Transactions                       5,812,868
Net Unrealized Appreciation of Investment and
  Foreign Currency Translations                      15,610,179
                                                   ------------
    Net Assets                                     $912,054,136
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL BOND FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                       $56,432,009
Allocated Dividend Income (Net of Foreign
  Withholding Tax of $11,310)                                     1,099,281
Allocated Portfolio Expenses                                     (2,975,662)
                                                                -----------
    Net Investment Income Allocated from
      Portfolio                                                  54,555,628
FUND EXPENSES
Shareholder Servicing Fee                          $  608,161
Administrative Services Fee                           251,508
Registration Fees                                      30,525
Fund Services Fee                                      29,814
Administration Fee                                     25,518
Professional Fees                                      24,566
Printing Expenses                                      22,315
Transfer Agent Fees                                    20,724
Trustees' Fees and Expenses                            12,539
Amortization of Organization Expenses                  11,267
Miscellaneous                                          25,292
                                                   ----------
    Total Fund Expenses                             1,062,229
Less: Reimbursement of Expenses                       (16,909)
                                                   ----------
NET FUND EXPENSES                                                 1,045,320
                                                                -----------
NET INVESTMENT INCOME                                            53,510,308
NET REALIZED GAIN ON INVESTMENT AND FOREIGN
  CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIO                  5,992,503
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT AND FOREIGN CURRENCY TRANSLATIONS
  ALLOCATED FROM PORTFOLIO                                        9,053,869
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $68,556,680
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL     FOR THE FISCAL
                                                      YEAR ENDED         YEAR ENDED
                                                   OCTOBER 31, 1997   OCTOBER 31, 1996
                                                   ----------------   ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    53,510,308    $    41,134,111
Net Realized Gain on Investment and Foreign
  Currency Transactions Allocated from Portfolio         5,992,503            819,511
Net Change in Unrealized Appreciation
  (Depreciation) of Investment and Foreign
  Currency Translations Allocated from Portfolio         9,053,869         (6,528,155)
                                                   ----------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                        68,556,680         35,425,467
                                                   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                  (53,248,046)       (41,141,262)
Net Realized Gain                                       (1,207,006)        (1,214,256)
                                                   ----------------   ----------------
    Total Distributions to Shareholders                (54,455,052)       (42,355,518)
                                                   ----------------   ----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold       402,506,302        477,260,222
Reinvestment of Dividends and Distributions             26,876,083         20,903,142
Cost of Shares of Beneficial Interest Redeemed        (367,496,156)       (93,777,469)
                                                   ----------------   ----------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                               61,886,229        404,385,895
                                                   ----------------   ----------------
    Total Increase in Net Assets                        75,987,857        397,455,844
NET ASSETS
Beginning of Fiscal Year                               836,066,279        438,610,435
                                                   ----------------   ----------------
End of Fiscal Year (including undistributed net
  investment income of $450,111 and $13,197,
  respectively)                                    $   912,054,136    $   836,066,279
                                                   ----------------   ----------------
                                                   ----------------   ----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                                                FOR THE PERIOD
                                                                                                JULY 26, 1993
                                                     FOR THE FISCAL YEAR ENDED OCTOBER 31,     (COMMENCEMENT OF
                                                   -----------------------------------------    OPERATIONS) TO
                                                     1997       1996       1995       1994     OCTOBER 31, 1993
                                                   --------   --------   --------   --------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   9.84   $   9.98   $   9.23   $  10.14   $         10.00
                                                   --------   --------   --------   --------   ----------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                  0.65       0.61       0.63       0.55              0.15
Net Realized and Unrealized Gain (Loss) on
  Investment                                           0.18      (0.11)      0.75      (0.88)             0.14
                                                   --------   --------   --------   --------   ----------------
Total from Investment Operations                       0.83       0.50       1.38      (0.33)             0.29
                                                   --------   --------   --------   --------   ----------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                 (0.64)     (0.61)     (0.63)     (0.55)            (0.15)
Net Realized Gain                                     (0.02)     (0.03)        --      (0.03)               --
                                                   --------   --------   --------   --------   ----------------
Total Distributions to Shareholders                   (0.66)     (0.64)     (0.63)     (0.58)            (0.15)
                                                   --------   --------   --------   --------   ----------------

NET ASSET VALUE, END OF PERIOD                     $  10.01   $   9.84   $   9.98   $   9.23   $         10.14
                                                   --------   --------   --------   --------   ----------------
                                                   --------   --------   --------   --------   ----------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                           8.78%      5.21%     15.50%     (3.33)%            2.90%(a)
Net Assets, End of Period (in thousands)           $912,054   $836,066   $438,610   $253,174   $        43,711
Ratios to Average Net Assets
  Expenses                                             0.50%      0.50%      0.47%      0.50%             0.50%(b)
  Net Investment Income                                6.59%      6.28%      6.62%      6.00%             4.83%(b)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                              0.00%(c)     0.03%     0.05%     0.19%             0.39%(b)

------------------------
(a) Not annualized.

(b) Annualized.

(c) Less than 0.01%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Institutional Bond Fund (the "Fund") is a separate series of The JPM Institutional Funds, a Massachusetts business trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on July 26, 1993.

The Fund invests all of its investable assets in The U.S. Fixed Income Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (84% at October 31, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

   a) Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

   c) Substantially all the Fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   d) The Fund incurred organization expenses in the amount of $49,925. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Portfolio. The Portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Fund.

   e) The Fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute sustantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

   f) Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

THE JPM INSTITUTIONAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

   g) The Fund accounts for and reports distributions to shareholders in accordance with Statement of Position 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investments Companies." The effect of applying this statement was to increase Undistributed Net Investment Income by $174,653 and decrease Accumulated Net Realized Gain on Investment and Foreign Currency Transactions by $174,653. Net investment income, net realized gains and net assets were not affected by this change.

2. TRANSACTIONS WITH AFFILIATES

   a) The Trust, on behalf of the Fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund , FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended October 31, 1997, the fee for these services amounted to $25,518.

   b) The Trust, on behalf of the Fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund had agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and the other portfolios in which the Trust and The JPM Pierpont Funds invest (the "Master Portfolios") and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust, the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the fiscal year ended October 31, 1997, the fee for these services amounted to $251,508.

      In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.50% of the average daily net assets of the Fund through February 28, 1998. For the fiscal year ended October 31, 1997, Morgan has agreed to reimburse the Fund $16,909 for expenses under this agreement.

   c) The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to Fund shareholders. The agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.075% of the average daily net assets of the Fund. For the fiscal year ended October 31, 1997, the fee for these services amounted to $608,161.

   d) The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The

THE JPM INSTITUTIONAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------
      Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $29,814 for the fiscal year ended October 31, 1997.

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The Trust, The JPM Pierpont Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of these total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $6,000.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                    FOR THE FISCAL     FOR THE FISCAL
                                                      YEAR ENDED         YEAR ENDED
                                                   OCTOBER 31, 1997   OCTOBER 31, 1996
                                                   ----------------   ----------------
Shares sold......................................       40,888,366         48,461,921
Reinvestment of dividends and distributions......        2,730,489          2,139,332
Shares redeemed..................................      (37,416,665)        (9,619,675)
                                                   ----------------   ----------------
Net Increase.....................................        6,202,190         40,981,578
                                                   ----------------   ----------------
                                                   ----------------   ----------------

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund and the Portfolio.

4. CREDIT AGREEMENT

The Trust, on behalf of the Fund, together with other affiliated investment companies (the "Funds"), entered into a revolving line of credit agreement (the "Agreement") on May 28, 1997, with unaffiliated lenders. Additionally, since all of the investable assets of the Fund are in the Portfolio, the Portfolio is party to certain covenants of the Agreement. The maximum borrowing under the commitment Agreement is $150,000,000. The Agreement expires on May 27, 1998, however, the Fund as party to the Agreement will have the ability to extend the Agreement and continue its participation therein for an additional 364 days. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The Funds pay a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocated to the Funds in accordance with procedures established by their respective Trustees or Directors. The Fund has not borrowed pursuant to the Agreement as of October 31, 1997.

5. SUBSEQUENT EVENT

On December 18, 1997, the Fund declared a capital gain dividend of approximately $0.07 per share to shareholders of record on December 17, 1997, payable on December 19, 1997.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The JPM Institutional Bond Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The JPM Institutional Bond Fund (one of the series constituting part of The JPM Institutional Funds, hereafter referred to as the "Fund") at October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period July 26, 1993 (commencement of operations) through October 31, 1993, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
December 19, 1997

The U.S. Fixed Income Portfolio
Annual Report October 31, 1997
(The following pages should be read in conjunction with The JPM Institutional Bond Fund
Annual Financial Statements)

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                    MOODY'S/S&P
  PRINCIPAL                                                            RATING
   AMOUNT                      SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
-------------    -------------------------------------------------  ------------   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES (11.2%)
FINANCIAL SERVICES (11.2%)
$      43,371    Advanta Home Equity Loan Trust, Series 1992-2,
                   Class A1, Callable,
                   7.15% due 06/25/08.............................    Aaa/AAA      $        43,911
    6,206,676    Aegis Auto Receivables Trust, Sequential Payer,
                   Series 1996-3, Class A, Callable, (144A), 8.80%
                   due 03/20/02(r)................................     NR/NR             4,850,905
    2,947,147    American Southwest Financial Corp., Support Bond,
                   Series 60, Class D, Callable, 8.90% due
                   03/01/18.......................................     NR/AAA            3,078,472
   28,113,000    Associates Manufactured Housing Pass Through,
                   Sequential Payer, Series 1997-1, Class A3,
                   6.60% due 06/15/28.............................    Aaa/AAA           28,363,381
      678,860    BA Mortgage Securities, Inc., Remic: Subordinated
                   Bond, NAS, Series 1997-1, Class B2, Callable,
                   7.50% due 07/25/26.............................     NR/NR               681,830
      841,339    BA Mortgage Securities, Inc., Remic: Subordinated
                   Bond, NAS, Series 1997-1, Class B3, Callable,
                   (144A), 7.50% due 07/25/26.....................     NR/NR               768,511
      660,003    Banc One Auto Grantor Trust, Sequential Payer,
                   Series 1997-A, Class A, Callable, 6.27% due
                   11/20/03.......................................    Aaa/AAA              663,970
      850,000    Caterpillar Financial Asset Trust, Sequential
                   Payer, Series 1997-A, Class A3, Callable, 6.45%
                   due 05/25/03...................................    Aaa/AAA              860,438
    2,000,000    Chase Commercial Mortgage Securities Corp.,
                   Subordinated Bond, Series 1996-2, Class F,
                   Callable, 6.90% due 11/19/06...................     NR/NR             1,886,250
   15,699,000    Chemical Mortgage Securities, Inc., Remic:
                   Sequential Payer, AS, Series 1996-1, Class A7,
                   Callable, 7.25% due 01/25/26...................    Aaa/AAA           15,645,152
       59,490    Chevy Chase Auto Receivables Trust, Series
                   1995-1, Class A, Callable,
                   6.00% due 12/15/01.............................    Aaa/AAA               59,440
    6,246,399    Collateralized Mortgage Obligation Trust, Remic:
                   Accrual Bond, Series 62, Class Z, Callable,
                   9.50% due 06/25/20.............................    Aaa/AAA            6,622,494
    2,758,733    Criimi Mae Financial Corp., Sequential Payer,
                   Series 1, Class A, Callable,
                   7.00% due 01/01/33.............................     NR/AAA            2,712,179
    1,425,174    Fleetwood Credit Corp. Grantor Trust, Sequential
                   Payer, Series 1995-B, Class A, Callable, 6.55%
                   due 05/15/11...................................    Aaa/AAA            1,437,958
    8,855,000    GE Capital Mortgage Services, Inc., Remic:
                   PAC-1(11), AS, Series 1994-17, Class A5,
                   Callable, 7.00% due 05/25/24...................    Aaa/AAA            9,013,770
      249,234    GE Capital Mortgage Services, Inc., Remic:
                   Subordinated Bond, NAS, Series 1997-10, Class
                   B2, Callable, 6.75% due 09/25/12...............     NR/NR               244,763
    2,000,000    Green Tree Financial Corp., Sequential Payer,
                   Series 1992-1, Class A3, Callable, 6.70% due
                   10/15/17.......................................     Aaa/NR            2,015,300
    1,824,927    Green Tree Recreational, Equipment & Consumer
                   Trust, Sequential Payer, Series 1996-A, Class
                   A1, Callable, 5.55% due 02/15/18...............    Aaa/AAA            1,818,028
    1,500,000    J.P. Morgan Commercial Mortgage Finance Corp.,
                   Subordinated Bond, CSTR, Series 1996-C2, Class
                   E, Callable, 8.731% due 11/25/27...............     NR/BB             1,582,500
    2,500,000    Merrill Lynch Mortgage Investors, Inc.,
                   Sequential Payer, Series 1996-C2, Class A3,
                   Callable, 6.96% due 11/21/28...................     NR/AAA            2,557,812
    3,596,098    Merrill Lynch Mortgage Investors, Inc.,
                   Subordinated Bond, CSTR, Series 1995-C2, Class
                   E, Callable, 8.19% due 06/15/21................     Ba3/NR            3,611,831

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                    MOODY'S/S&P
  PRINCIPAL                                                            RATING
   AMOUNT                      SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
-------------    -------------------------------------------------  ------------   ---------------
FINANCIAL SERVICES (CONTINUED)
$   2,000,000    Merrill Lynch Mortgage Investors, Inc.,
                   Subordinated Bond, Series 1997-C1, Class F,
                   Callable, 7.12% due 06/18/29...................     NR/BB       $     1,866,562
   10,888,395    Midland Realty Acceptance Corp., Sequential
                   Payer, Series 1996-C2, Class A1, Callable,
                   7.02% due 01/25/29.............................     Aaa/NR           11,119,774
    1,000,000    Morgan Stanley Capital, Inc., Subordinated Bond,
                   Series 1995-GAL1, Class E, Callable, (144A),
                   8.25% due 08/15/05.............................     NR/NR             1,031,250
    2,000,000    Morgan Stanley Capital, Inc., Subordinated Bond,
                   Series 1997-HF1, Class F, Callable, (144A),
                   6.86% due 02/15/10.............................     NR/NR             1,826,250
      529,149    Morgan Stanley Mortgage Trust, Remic: Sequential
                   Payer, Series V, Class 4, Callable, 8.95% due
                   05/01/17.......................................     NR/AAA              551,516
    1,500,000    Niantic Bay Fuel Trust, 9.02% due 06/05/98.......     NR/NR             1,473,750
    4,919,845    PaineWebber Mortgage Acceptance Corp., Remic: PAC
                   (11), AS, Series 1993-5, Class A2, Callable,
                   5.50% due 06/25/08.............................     NR/AAA            4,896,919
      454,275    Prudential Home Mortgage Securities, Remic: PAC
                   (11), AS, Series 1993-54, Class A2, Callable,
                   6.50% due 01/25/24.............................     Aaa/NR              453,512
    5,532,482    Residential Funding Mortgage Securities I, Inc.,
                   Remic: PAC (11), AS, Series 1994-S12, Class A3,
                   Callable, 6.50% due 04/25/09...................    Aa1/AAA            5,552,177
       59,341    The Money Store Home Equity Trust, Sequential
                   Payer, Series 1992-A, Class A, Callable, 6.95%
                   due 01/15/07...................................    Aaa/AAA               60,224
       28,084    Western Financial Grantor Trust, Sequential
                   Payer, Series 1995-3, Class A1, Callable, 6.05%
                   due 11/01/00...................................    Aaa/AAA               28,128
    1,462,133    World Omni Automobile Lease Securitization Trust,
                   Sequential Payer, Series 1996-A, Class A1,
                   Callable, 6.30% due 06/25/02...................    Aaa/AAA            1,463,420
    2,600,000    World Omni Automobile Lease Securitization Trust,
                   Sequential Payer, Series 1997-A, Class A2,
                   Callable, 6.75% due 06/25/03...................    Aaa/AAA            2,628,437
                                                                                   ---------------
                     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND
                       ASSET BACKED SECURITIES (COST
                       $121,031,487)..............................                     121,470,814
                                                                                   ---------------

CONVERTIBLE BONDS (0.1%)
RETAIL (0.1%)
    1,100,000    Corporate Express Inc., Callable 07/01/99, 4.50%
                   due 07/01/00
                   (cost $934,625)................................      B3/B               980,375
                                                                                   ---------------

CORPORATE OBLIGATIONS (25.6%)
AUTOMOTIVE SUPPLIES (0.4%)
    1,750,000    Exide Corp., Callable 04/15/00, 10.00% due
                   04/15/05.......................................     B1/NR             1,798,125
    2,500,000    Hayes Lemmerz International Inc., Callable
                   07/15/02, (144A), 9.125% due 07/15/07..........      B3/B             2,550,000
                                                                                   ---------------
                                                                                         4,348,125
                                                                                   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                    MOODY'S/S&P
  PRINCIPAL                                                            RATING
   AMOUNT                      SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
-------------    -------------------------------------------------  ------------   ---------------
BANKING (4.0%)
$     500,000    BT Preferred Capital Trust II, Callable 02/25/07,
                   7.875% due 02/25/27............................    A2/BBB+      $       508,195
    1,300,000    Chase Manhattan Corp., Series A, 8.65% due
                   02/13/99.......................................     A1/A-             1,343,641
    8,300,000    First Union Corp., 6.55% due 10/15/35............     A2/A-             8,386,237
    1,000,000    Manufacturers Hanover Corp., 8.50% due
                   02/15/99.......................................     A1/A-             1,031,520
    8,000,000    Mellon Capital I, Series A, Callable 12/01/06,
                   7.72% due 12/01/26.............................    A2/BBB+            8,167,120
    6,000,000    NB Capital Trust II, Callable 12/15/06, 7.83% due
                   12/15/26.......................................     A1/A-             6,195,480
    3,000,000    Security Pacific Corp., 9.75% due 05/15/99.......      A1/A             3,162,690
   11,235,000    Swiss Bank Corp. - New York, 7.75% due
                   09/01/26.......................................     Aa2/AA           12,240,195
    2,500,000    Wachovia Bank North Carolina, 5.60% due
                   03/08/99.......................................    Aa2/AA+            2,491,175
                                                                                   ---------------
                                                                                        43,526,253
                                                                                   ---------------
BROADCASTING & PUBLISHING (0.6%)
    1,700,000    Capstar Broadcasting Partners, Callable 07/01/02,
                   9.25% due 07/01/07.............................     B2/B-             1,721,250
    2,700,000    Fox Kids Worldwide, Inc., Callable 11/01/02,
                   (144A), 9.25% due 11/01/07.....................      B1/B             2,612,250
    2,000,000    Lenfest Communications Inc., 10.50% due
                   06/15/06.......................................     B2/BB-            2,210,000
                                                                                   ---------------
                                                                                         6,543,500
                                                                                   ---------------
ELECTRIC (4.1%)
    2,500,000    Calpine Corp., Callable 07/15/02, (144A), 8.75%
                   due 07/15/07...................................    Ba3/BB-            2,506,250
    2,950,000    Central Power & Light Co., Series KK, 6.625% due
                   07/01/05.......................................      A3/A             2,990,857
    3,000,000    Duke Energy Corp., Callable 08/01/98, 6.75% due
                   08/01/25.......................................    Aa2/AA-            2,886,600
    8,400,000    Idaho Power Co., Series A, Callable 05/01/03,
                   7.50% due 05/01/23.............................     A2/A+             8,611,428
    5,000,000    Pacific Corp., Series H, 6.75% due 07/15/04......      A2/A             5,061,950
    4,500,000    Southern Co. Capital Trust I, Callable 02/01/07,
                   (144A), 8.19% due 02/01/37.....................     NA/NA             4,884,975
   10,000,000    Virginia Electric & Power Co., Callable 02/01/02,
                   6.75% due 02/01/07.............................      A2/A            10,166,100
    7,000,000    Waterford 3 Funding, SLOBS, Sinking Fund, 8.09%
                   due 01/02/17...................................   Baa3/BBB-           7,252,770
                                                                                   ---------------
                                                                                        44,360,930
                                                                                   ---------------
ELECTRONICS (0.6%)
    7,000,000    Sensormatic Electronics Corp., Callable, (144A),
                   7.74% due 03/29/06.............................     NR/NR             6,548,844
                                                                                   ---------------
ENTERTAINMENT, LEISURE & MEDIA (0.9%)
    2,500,000    Fox/Liberty Networks LLC, Callable 08/15/02,
                   (144A), 8.875% due 08/15/07....................      B1/B             2,500,000
    1,090,000    Jacor Communications Co., Callable 06/15/02,
                   (144A), 8.75% due 06/15/07.....................      B2/B             1,098,175
    2,000,000    Jacor Communications Co., Callable 12/15/01,
                   9.75% due 12/15/06.............................      B2/B             2,165,000
    1,250,000    Lamar Advertising Co., Callable 09/15/02, (144A),
                   8.625% due 09/15/07............................      B1/B             1,259,375
    2,700,000    Outdoor Systems, Inc., Callable 06/15/02, 8.875%
                   due 06/15/07...................................      B1/B             2,787,750
                                                                                   ---------------
                                                                                         9,810,300
                                                                                   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                    MOODY'S/S&P
  PRINCIPAL                                                            RATING
   AMOUNT                      SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
-------------    -------------------------------------------------  ------------   ---------------
FINANCIAL SERVICES (3.0%)
$   3,060,000    Associates Corp. North America, 5.96% due
                   05/15/37.......................................    Aa3/AA-      $     3,092,314
    6,000,000    BankBoston Capital Trust II, Series B, Callable
                   12/15/06, 7.75% due 12/15/26...................     Aa/BBB            6,082,020
       25,000    Chrysler Financial Corp., Series Q, 6.35% due
                   06/22/99.......................................      A3/A                25,166
    2,000,000    First Nationwide Holdings Inc., Callable
                   01/01/01, (144A), 10.625% due 10/01/03.........     Ba3/NA            2,190,000
    5,050,000    First Union Institutional Capital I, Callable
                   12/01/06, 8.04% due 12/01/26...................    A1/BBB+            5,433,598
      750,000    Ford Motor Credit Co., 6.50% due 02/28/02........     A1/A+               756,435
    2,000,000    General Motors Acceptance Corp., 6.70% due
                   06/24/99.......................................     A3/A-             2,021,300
      750,000    General Motors Acceptance Corp., 6.75% due
                   02/07/02.......................................     A3/A-               765,780
    3,000,000    Safeco Corp.,Callable 07/15/07, (144A), 8.072%
                   due 07/15/37...................................      A3/A             3,106,680
      750,000    Sears Roebuck Acceptance Corp., Series I, 6.40%
                   due 10/11/00...................................     A2/A-               754,920
    1,800,000    Southern Co. Capital Trust II, Callable 02/15/07,
                   (144A), 8.14% due 02/15/27.....................     NA/NA             1,891,260
    2,450,000    Sun World International, Inc., Callable 04/15/01,
                   (144A), 11.25% due 04/15/04....................      B2/B             2,627,625
    3,000,000    US Bancorp Capital I, Callable 12/15/06, (144A),
                   8.27% due 12/15/26.............................     NA/NA             3,211,560
                                                                                   ---------------
                                                                                        31,958,658
                                                                                   ---------------
FOOD, BEVERAGES & TOBACCO (0.4%)
      750,000    Coca Cola Enterprises, 6.625% due 08/01/04.......     A3/A+               761,655
    2,000,000    Great Atlantic and Pacific Tea Co., (144A), 7.75%
                   due 04/15/07...................................   Baa3/BBB-           2,137,200
    2,000,000    Panamerican Beverages, (144A), 7.25% due
                   07/01/09.......................................   Baa3/BBB-           1,961,160
                                                                                   ---------------
                                                                                         4,860,015
                                                                                   ---------------
FOREST PRODUCTS & PAPER (2.1%)
    1,100,000    Buckeye Cellulose Corp., Callable 12/15/00, 8.50%
                   due 12/15/05...................................    Ba3/BB-            1,127,500
    5,000,000    Champion International Corp., 7.10% due
                   09/01/05.......................................    Baa1/BBB           5,153,050
    5,600,000    Georgia-Pacific Corp., 9.95% due 06/15/02........   Baa2/BBB-           6,358,744
    9,150,000    Georgia-Pacific Corp., Callable 04/30/05, 8.625%
                   due 04/30/25...................................   Baa2/BBB-           9,899,476
                                                                                   ---------------
                                                                                        22,538,770
                                                                                   ---------------
GAS EXPLORATION (0.9%)
    5,000,000    National Fuel Gas Co., Series D, 6.214% due
                   08/12/27.......................................     A2/A-             5,041,050
    4,400,000    Phillips 66 Capital Trust II, Callable 01/15/07,
                   8.00% due 01/15/37.............................   Baa1/BBB+           4,682,788
                                                                                   ---------------
                                                                                         9,723,838
                                                                                   ---------------
HEALTH & PERSONAL CARE (0.1%)
    1,200,000    Playtex Products, Inc., Series B, Callable
                   07/15/01, 8.875% due 07/15/04..................     B1/B+             1,203,000
                                                                                   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                    MOODY'S/S&P
  PRINCIPAL                                                            RATING
   AMOUNT                      SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
-------------    -------------------------------------------------  ------------   ---------------
HEALTH SERVICES (0.9%)
$   2,675,000    Genesis Health Ventures, Inc., Callable 06/15/00,
                   9.75% due 06/15/05.............................     B2/B-       $     2,775,312
    2,000,000    Mariner Health Group, Inc., Series B, Callable
                   04/01/01, 9.50% due 04/01/06...................      B2/B             2,070,000
    1,480,000    Tenet Healthcare Corp., Callable 01/15/02, 8.625%
                   due 01/15/07...................................     Ba3/B+            1,581,854
    1,520,000    Tenet Healthcare Corp., Callable 03/01/00,
                   10.125% due 03/01/05...........................     Ba3/B+            1,668,200
    1,300,000    Vencor Inc., Callable 07/15/02, (144A), 8.625%
                   due 07/15/07...................................      B1/B             1,270,750
                                                                                   ---------------
                                                                                         9,366,116
                                                                                   ---------------
METALS & MINING (0.1%)
      350,000    Oregon Steel Mills, Inc., Callable 06/15/00,
                   11.00% due 06/15/03............................     B1/BB               384,125
    1,000,000    Ryerson Tull, Inc., Callable, 8.50% due
                   07/15/01.......................................     Ba1/BB            1,036,250
                                                                                   ---------------
                                                                                         1,420,375
                                                                                   ---------------
NATURAL GAS (0.5%)
      200,000    BP America, Inc., 7.875% due 05/15/02............     Aa2/AA              213,680
    1,378,000    Consolidated Natural Gas Co., Callable 12/10/97,
                   8.625% due 12/01/11............................     A1/AA-            1,443,386
      500,000    Ferrellgas Partners, L.P., Series B, Callable
                   06/15/01, (144A), 9.375% due 06/15/06..........     B1/B+               522,500
      750,000    Lasmo (USA) Inc., Callable 06/01/03, 8.375% due
                   06/01/23.......................................    Baa2/BBB             794,655
    2,500,000    Lomak Petroleum Inc., Callable 01/15/02, 8.75%
                   due 01/15/07...................................      B1/B             2,512,500
                                                                                   ---------------
                                                                                         5,486,721
                                                                                   ---------------
OIL-PRODUCTION (0.7%)
    2,500,000    Nuevo Energy Co., Callable 04/15/01, 9.50% due
                   04/15/06.......................................     B1/B+             2,631,250
    2,500,000    Ocean Energy, Inc., Series B, Callable 07/15/02,
                   8.875% due 07/15/07............................     B3/B-             2,581,250
    2,500,000    Plains Resources Inc., Series B, Callable
                   03/15/01, 10.25% due 03/15/06..................     NR/NR             2,681,250
                                                                                   ---------------
                                                                                         7,893,750
                                                                                   ---------------
OIL-SERVICES (0.4%)
    4,000,000    Oil Purchase Co., Sinking Fund, (144A), 7.10% due
                   04/30/02.......................................    Baa3/BBB           3,995,000
                                                                                   ---------------
PACKAGING & CONTAINERS (0.1%)
      710,000    Stone Container Corp., Series B, Callable
                   12/05/97, 12.25% due 04/01/02..................     B3/B-               734,850
                                                                                   ---------------
RAILROADS (0.2%)
      750,000    Norfolk Southern Corp., 6.70% due 05/01/00.......   Baa1/BBB+             759,202
    1,125,000    SFP Pipeline Holdings Inc., 11.16% due
                   08/15/10.......................................    Baa3/NR            1,811,250
                                                                                   ---------------
                                                                                         2,570,452
                                                                                   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                    MOODY'S/S&P
  PRINCIPAL                                                            RATING
   AMOUNT                      SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
-------------    -------------------------------------------------  ------------   ---------------
RETAIL (0.5%)
$   2,500,000    Federated Department Stores, Inc., 8.50% due
                   06/15/03.......................................    Baa2/BB+     $     2,718,075
      470,000    Proffitt's, Inc., Series B, 8.125% due
                   05/15/04.......................................     Ba2/BB              476,462
    2,350,000    Sears Roebuck & Co., Series VI, 8.00% due
                   02/16/99.......................................     A2/A-             2,407,669
                                                                                   ---------------
                                                                                         5,602,206
                                                                                   ---------------
TELECOMMUNICATION SERVICES (0.5%)
    2,500,000    McLeodUSA, Inc., Callable 07/15/02, (144A), 9.25%
                   due 07/15/07...................................      B3/B             2,556,250
    2,500,000    Paging Network Inc., Callable 10/15/01, 10.00%
                   due 10/15/08...................................      B2/B             2,556,250
                                                                                   ---------------
                                                                                         5,112,500
                                                                                   ---------------
TELECOMMUNICATIONS (0.4%)
    1,000,000    NEXTLINK Communications, Inc., Callable 10/01/02,
                   9.625% due 10/01/07............................      B3/B             1,007,500
    2,500,000    Qwest Communications International, Inc., Series
                   B, Callable 04/01/02,
                   10.875% due 04/01/07...........................     B2/B+             2,800,000
                                                                                   ---------------
                                                                                         3,807,500
                                                                                   ---------------
TELEPHONE (1.7%)
   16,075,000    New York Telephone Co., Callable 02/15/04, 7.25%
                   due 02/15/24...................................     A2/A+            16,221,604
    1,825,000    New York Telephone Co., Callable 08/15/03, 7.00%
                   due 08/15/25...................................     A2/A+             1,780,853
                                                                                   ---------------
                                                                                        18,002,457
                                                                                   ---------------
TEXTILES (0.5%)
    2,000,000    Collins & Aikman Products Co., Callable 04/15/01,
                   11.50% due 04/15/06............................      B3/B             2,280,000
    2,570,000    Polymer Group, Inc., Series B, Callable 07/01/02,
                   9.00% due 07/01/07.............................      B2/B             2,595,700
                                                                                   ---------------
                                                                                         4,875,700
                                                                                   ---------------
TRANSPORTATION (0.2%)
    2,500,000    Atlantic Express Transportation Corp., Callable
                   02/01/01, (144A), 10.75% due 02/01/04..........      B2/B             2,625,000
                                                                                   ---------------
UTILITIES (1.8%)
    2,750,000    Boston Edison, Callable 03/16/03, 7.80% due
                   03/15/23.......................................    Baa2/BBB           2,826,203
    6,700,000    Jersey Central Power & Light, Series C, 6.04% due
                   03/15/00.......................................    Baa1/A-            6,681,910
    4,350,000    Pacificorp, Series B, 8.90% due 02/15/01.........      A2/A             4,674,206
    5,000,000    Potomac Electric Power, Callable 09/15/05, 7.375%
                   due 09/15/25...................................      A1/A             5,103,600
                                                                                   ---------------
                                                                                        19,285,919
                                                                                   ---------------
                     TOTAL CORPORATE OBLIGATIONS (COST
                       $267,775,406)..............................                     276,200,779
                                                                                   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                    MOODY'S/S&P
  PRINCIPAL                                                            RATING
   AMOUNT                      SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
-------------    -------------------------------------------------  ------------   ---------------
FOREIGN CORPORATE OBLIGATIONS (7.3%)
BERMUDA (0.1%)
ENTERTAINMENT, LEISURE & MEDIA
$   1,250,000    Central European Media Enterprises, Callable
                   08/15/01, 9.375% due 08/15/04..................     B1/B+       $     1,224,000
                                                                                   ---------------

CANADA (3.1%)
BANKING
    4,000,000    Canadian Imperial Bank, 6.20% due 08/01/00.......    Aa3/AA-            4,012,440
FINANCIAL SERVICES
    5,000,000    McKesson Finance of Canada, (144A), 6.55% due
                   11/01/02.......................................      A3/A             5,031,750
FOOD, BEVERAGES & TOBACCO
    1,000,000    Cott Corp., Callable 07/01/00, 8.50% due
                   05/01/07.......................................     Ba3/B+            1,012,500
FOREST PRODUCTS & PAPER
    1,900,000    Canadian Pacific Forest Products Ltd., 9.25% due
                   06/15/02.......................................     Ba1/NR            1,998,458
    1,000,000    Canadian Pacific Forest Products Ltd., Series E,
                   9.86% due 06/30/01.............................     NR/BB+            1,072,690
TELECOMMUNICATIONS
    2,000,000    Rogers Cablesystems Limited, (144A), 11.09%,
                   06/01/00, 11.09% due 06/01/00..................     NR/NR             2,110,000
      900,000    Rogers Cablesystems Ltd., Callable 12/01/02,
                   10.00% due 12/01/07............................    Ba3/BB+              978,750
    1,250,000    Rogers Cantel, Inc., Callable 10/01/02, (144A),
                   8.30% due 10/01/07.............................    Ba3/BB+            1,245,313
TELECOMMUNICATION SERVICES
      300,000    Microcell Telecommunications, Inc., Series B,
                   Callable 12/01/01, 0.00%, due 06/01/06{*}{*}...     NR/NR               198,375
TELEPHONE
      600,000    Call-Net Enterprises, Inc., Callable 08/15/02,
                   0.00% due 08/15/07{*}{*}.......................     B1/BB-              396,750
TRANSPORT & SERVICES
    7,000,000    Laidlaw, Inc., 6.72% due 10/01/27................   Baa2/BBB+           7,285,180
    2,500,000    Teekay Shipping Corp., Sinking Fund, 8.32% due
                   02/01/08.......................................     Ba2/BB            2,568,750
WATER
    4,500,000    Hydro Quebec, 8.875% due 03/01/26................     A2/A+             5,476,230
                                                                                   ---------------
                                                                                        33,387,186
                                                                                   ---------------

CHILE (0.5%)
FOREST PRODUCTS & PAPER
    5,000,000    Celulosa Arauco y Constitucion SA, 6.75% due
                   12/15/03.......................................   Baa2/BBB+           4,930,550
                                                                                   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                    MOODY'S/S&P
  PRINCIPAL                                                            RATING
   AMOUNT                      SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
-------------    -------------------------------------------------  ------------   ---------------
CHINA (0.2%)
FINANCIAL SERVICES
$   1,700,000    Guangdong International Trust & Investment Corp.,
                   (144A), 8.75% due 10/24/16.....................   Baa2/BBB-     $     1,764,804
                                                                                   ---------------

FRANCE (0.1%)
ELECTRICAL EQUIPMENT
    1,000,000    Legrand SA, 8.50% due 02/15/25...................      A2/A             1,178,380
                                                                                   ---------------

INDONESIA (0.5%)
FINANCIAL SERVICES
    1,500,000    Indah Kiat Finance Co. Mauritius, Callable
                   07/01/02, (144A),
                   10.00% due 07/01/07............................    Ba3/BB-            1,336,875
    4,700,000    Sampoerna Intl., (144A), 8.375% due 06/15/06.....    Baa3/BBB           4,306,610
                                                                                   ---------------
                                                                                         5,643,485
                                                                                   ---------------

MALAYSIA (0.5%)
GAS EXPLORATION
    5,740,000    Petroliam Nasional Berhad, (144A), 7.75% due
                   08/15/15.......................................     A1/A+             5,245,212
                                                                                   ---------------

MEXICO (1.4%)
BROADCASTING & PUBLISHING
    2,570,000    Grupo Televisa, (144A), 11.375% due 05/15/03.....     Ba3/BB            2,724,200
ELECTRICAL EQUIPMENT
    1,800,000    Axa SA de CV, (144A), 9.00% due 08/04/04.........     B1/BB             1,746,000
FOREST PRODUCTS & PAPER
    7,000,000    Copamex Industrias SA de CV, Callable 04/30/02,
                   (144A),
                   11.375% due 04/30/04...........................     B1/NR             7,385,000
INDUSTRIAL
    2,450,000    Grupo Imsa, SA de CV, Callable 09/30/02, 8.93%
                   due 09/30/04...................................     NR/BB             2,327,500
RAILROADS
    1,500,000    TFM SA de CV, (144A), 10.25% due 06/15/07........     B2/B+             1,500,000
                                                                                   ---------------
                                                                                        15,682,700
                                                                                   ---------------

NETHERLANDS (0.0%){*}
FINANCIAL SERVICES
      450,000    Ford Capital BV, 9.00% due 08/15/98..............     A1/A+               461,727
                                                                                   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                    MOODY'S/S&P
  PRINCIPAL                                                            RATING
   AMOUNT                      SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
-------------    -------------------------------------------------  ------------   ---------------
PHILIPPINES (0.3%)
TELEPHONE
$   1,250,000    Philippine Long Distance Telephone, 10.625% due
                   06/02/04.......................................    Ba2/BB+      $     1,340,625
    2,570,000    Philippine Long Distance Telephone, Series EMTN,
                   7.85% due 03/06/07.............................    Ba2/BB+            2,219,940
                                                                                   ---------------
                                                                                         3,560,565
                                                                                   ---------------

SWEDEN (0.1%)
MISCELLANEOUS
    1,500,000    Stena AB, 8.75% due 06/15/07.....................    Ba2/BB-            1,500,000
                                                                                   ---------------

UNITED KINGDOM (0.5%)
BANKING
      500,000    Abbey National First Capital, 8.20% due
                   10/15/04.......................................    Aa3/AA-              548,515
ELECTRIC
    5,000,000    National Power Co. PLC, 6.25% due 12/01/03.......      A2/A             4,934,375
                                                                                   ---------------
                                                                                         5,482,890
                                                                                   ---------------
                     TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
                       $79,777,657)...............................                      80,061,499
                                                                                   ---------------

SOVEREIGN BONDS (1.6%)
ARGENTINA (0.3%)
    3,000,000    Province of Mendoza, 10.00% due 09/04/07.........     NR/NR             2,850,000
       43,200    Republic of Argentina, FRB, Callable 03/31/98,
                   Sinking Fund,
                   6.688% due 03/31/05............................     Ba3/BB               37,087
                                                                                   ---------------
                                                                                         2,887,087
                                                                                   ---------------

BRAZIL (0.1%)
    1,710,390    Republic of Brazil C Bonds, Callable 04/15/98,
                   Sinking Fund,
                   8.00% due 04/15/14{*}{*}.......................     B1/BB-            1,162,210
                                                                                   ---------------

MEXICO (0.6%)
    3,814,000    Petroleos Mexicanos, (144A), 7.75% due
                   10/29/99.......................................     Ba2/BB            3,785,395
    2,650,000    United Mexican States Global Bonds, 11.50% due
                   05/15/26(a)....................................     Ba2/BB            2,819,070
                                                                                   ---------------
                                                                                         6,604,465
                                                                                   ---------------

POLAND (0.3%)
    3,670,000    Republic of Poland, 4.00% due 10/27/14{*}{*}.....   Baa3/BBB-           3,000,225
                                                                                   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                    MOODY'S/S&P
  PRINCIPAL                                                            RATING
   AMOUNT                      SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
-------------    -------------------------------------------------  ------------   ---------------
RUSSIA (0.1%)
$   1,500,000    City of Moscow, (144A), 9.50% due 05/31/00.......    Ba2/BB-      $     1,441,875
                                                                                   ---------------

VENEZUELA (0.2%)
    2,750,000    Republic of Venezuela, 9.25% due 09/15/27(a).....     Ba2/B+            2,265,313
                                                                                   ---------------
                     TOTAL SOVEREIGN BONDS (COST $17,297,022).....                      17,361,175
                                                                                   ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (31.6%)
FEDERAL HOME LOAN MORTGAGE CORP.
      110,502    7.00% due 09/01/09...............................                         112,017
      689,027    7.00% due 10/01/10...............................                         698,564
    7,830,000    7.00% due 03/15/11...............................                       7,949,642
   14,244,083    7.50% due 10/01/26...............................                      14,554,461
    1,393,291    8.00% due 11/01/26...............................                       1,443,408
    2,511,897    8.00% due 12/01/26...............................                       2,602,502
       11,282    9.00% due 04/01/03...............................                          11,695
    7,738,266    9.25% due 06/01/16...............................                       8,223,223
      178,524    9.50% due 08/01/04...............................                         186,388
      341,743    9.50% due 11/01/05...............................                         356,848
    1,791,483    9.50% due 12/01/05...............................                       1,870,736
      367,648    9.50% due 02/01/06...............................                         383,912
      488,562    9.50% due 03/01/06...............................                         510,235
       19,634    10.00% due 04/01/09..............................                          21,091
        1,062    12.50% due 08/01/14..............................                           1,191
    4,670,241    Gold, 6.50% due 06/01/04.........................                       4,668,781
   11,000,000    Gold, 8.506% due 12/01/04........................                      12,165,313
      300,000    Remic: Accretion Directed, Series 1290, Class L,
                   7.50% due 10/15/09.............................                         315,066
      300,000    Remic: PAC, Series 102, Class I, 7.00% due
                   12/15/20.......................................                         302,163
       32,000    Remic: PAC-1(11), Series 1168, Class H, 7.50% due
                   11/15/21.......................................                          33,459
      250,000    Remic: PAC-1(11), Series 1199, Class E, 7.50% due
                   10/15/19.......................................                         255,638
      415,000    Remic: PAC-1(11), Series 1207, Class J, 6.75% due
                   07/15/19.......................................                         413,336
      247,202    Remic: PAC-1(11), Series 1215, Class F, 6.75% due
                   05/15/05.......................................                         248,154
   35,760,000    Remic: PAC-1(11), Series 1542, Class J, 7.00% due
                   02/15/22.......................................                      36,624,319
   13,000,000    Remic: PAC-1(11), Series 1594, Class H, 6.00% due
                   10/15/08.......................................                      12,723,100
   31,500,000    Remic: PAC-1(11), Series 1684, Class G, 6.50% due
                   03/15/23.......................................                      31,831,065
    7,500,000    Remic: PAC-1(11), Series 1714, Class K, 7.00% due
                   04/15/24.......................................                       7,712,925
      200,000    Remic: PAC-2(11), Series 39, Class F, 10.00% due
                   05/15/20.......................................                         218,686
    1,600,000    Remic: SCH(22), Series 1701, Class B, 6.50% due
                   03/15/09.......................................                       1,582,864
                                                                                   ---------------
                                                                                       148,020,782
                                                                                   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                    MOODY'S/S&P
  PRINCIPAL                                                            RATING
   AMOUNT                      SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
-------------    -------------------------------------------------  ------------   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
$   2,851,384    6.88% due 11/01/05...............................                 $     2,940,347
    4,996,979    7.50% due 11/01/26...............................                       5,101,516
   10,662,901    7.50% due 01/01/27...............................                      10,885,755
    6,876,893    7.50% due 02/01/27...............................                       7,020,483
    3,001,682    7.50% due 03/01/27...............................                       3,064,477
       40,057    8.00% due 01/01/02...............................                          41,318
       45,052    8.00% due 05/01/02...............................                          46,481
      284,224    8.00% due 07/01/02...............................                         293,218
        5,130    8.00% due 08/01/22...............................                           5,300
    3,101,614    8.00% due 12/01/26...............................                       3,210,605
       15,430    8.50% due 06/01/10...............................                          16,068
   23,686,971    8.50% due 09/01/10...............................                      24,588,734
    6,779,813    8.50% due 12/01/26...............................                       7,085,108
    4,327,174    8.70% due 02/01/05...............................                       4,735,551
    1,725,672    9.50% due 06/01/05...............................                       1,820,290
    7,318,854    10.00% due 11/01/18..............................                       7,938,103
      440,309    10.00% due 06/01/20..............................                         475,353
    3,631,647    TBA November, 8.00% due 11/01/27.................                       3,766,699
                                                                                   ---------------
                                                                                        83,035,406
                                                                                   ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
      407,646    7.00% due 12/15/08...............................                         415,082
      174,850    7.00% due 07/15/22...............................                         175,757
      503,681    7.00% due 11/15/22...............................                         506,300
      727,107    7.00% due 01/15/23...............................                         730,873
      324,443    7.00% due 03/15/23...............................                         326,130
      822,181    7.00% due 07/15/23...............................                         826,445
      321,234    7.00% due 09/15/23...............................                         322,915
    1,171,264    7.00% due 10/15/23...............................                       1,177,379
       58,439    7.00% due 12/15/23...............................                          58,744
    3,428,973    7.00% due 01/15/24...............................                       3,446,721
    1,807,326    7.00% due 02/15/24...............................                       1,816,756
      471,032    7.00% due 03/15/24...............................                         473,475
    4,391,584    7.00% due 04/15/24...............................                       4,414,467
    2,458,438    7.00% due 05/15/24...............................                       2,471,284
      849,320    7.00% due 06/15/24...............................                         853,748
    6,568,289    7.00% due 02/15/31...............................                       6,570,325
    7,786,965    7.00% due 05/15/35...............................                       7,789,379
    5,239,903    7.125% due 01/15/31..............................                       5,264,426
    5,942,229    7.125% due 04/15/31..............................                       6,059,113
    5,155,951    7.25% due 02/15/27...............................                       5,201,014
    2,596,089    7.25% due 01/15/31...............................                       2,618,779

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                    MOODY'S/S&P
  PRINCIPAL                                                            RATING
   AMOUNT                      SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
-------------    -------------------------------------------------  ------------   ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$      89,530    7.50% due 03/15/23...............................                 $        91,469
       46,513    7.50% due 04/15/23...............................                          47,540
      193,726    7.50% due 05/15/23...............................                         197,949
      112,731    7.50% due 06/15/23...............................                         115,146
      929,933    7.50% due 09/15/23...............................                         950,294
      485,253    7.50% due 11/15/23...............................                         495,837
      187,288    7.50% due 01/15/24...............................                         191,380
    6,345,753    7.50% due 05/15/26...............................                       6,456,677
    8,561,094    7.50% due 01/15/27...............................                       8,752,948
    4,977,010    7.50% due 02/15/27...............................                       5,088,793
    2,810,085    7.50% due 05/15/31...............................                       2,859,233
    5,497,353    7.625% due 05/15/31..............................                       5,655,292
    1,509,259    7.75% due 06/15/23...............................                       1,558,234
    8,571,253    7.75% due 07/15/31...............................                       8,849,648
    3,319,088    7.875% due 12/15/99..............................                       3,447,636
      254,259    8.00% due 03/15/17...............................                         263,333
    2,296,305    8.00% due 06/15/31...............................                       2,399,570
      224,319    9.00% due 03/15/17...............................                         238,117
       17,751    11.00% due 05/15/16..............................                          19,681
       14,739    11.50% due 07/15/13..............................                          16,539
    9,628,994    12.00% due 05/15/16..............................                      10,924,286
                                                                                   ---------------
                                                                                       110,138,714
                                                                                   ---------------

OTHER GOVERNMENT AGENCY
      115,722    Resolution Trust Corp., Remic: Collateral Strip
                   Interest, Series 1991-6, Class A1, Callable,
                   6.89% due 05/25/19.............................                         110,370
                                                                                   ---------------
                     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                       (COST $334,843,846)........................                     341,305,272
                                                                                   ---------------

U.S. TREASURY OBLIGATIONS (18.5%)
U.S. TREASURY BONDS
   19,660,000    6.50% due 11/15/26...............................                      20,518,356
    1,050,000    6.625% due 02/15/27..............................                       1,112,097
    2,390,000    10.375% due 11/15/12.............................                       3,155,254
    1,525,000    11.625% due 11/15/04.............................                       2,021,708
                                                                                   ---------------
                                                                                        26,807,415
                                                                                   ---------------

U.S. TREASURY NOTES
      240,000    5.00% due 01/31/99...............................                         238,186
    6,295,000    5.625% due 11/30/98..............................                       6,296,259
    3,220,000    5.75% due 12/31/98...............................                       3,224,347

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

                                                                    MOODY'S/S&P
  PRINCIPAL                                                            RATING
   AMOUNT                      SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
-------------    -------------------------------------------------  ------------   ---------------
U.S. TREASURY NOTES (CONTINUED)
$  15,700,000    5.75% due 09/30/99...............................                 $    15,727,004
   10,145,000    5.75% due 08/15/03...............................                      10,098,232
   10,675,000    5.875% due 10/31/98..............................                      10,703,929
    3,520,000    5.875% due 11/15/05..............................                       3,509,898
    5,393,000    6.375% due 04/30/99,(b)..........................                       5,449,680
   11,190,000    6.625% due 06/30/01,(c)..........................                      11,492,913
    3,250,000    6.625% due 05/15/07..............................                       3,415,360
   14,165,000    6.875% due 05/15/06..............................                      15,051,871
    6,020,000    7.875% due 08/15/01..............................                       6,442,303
    2,650,000    7.875% due 11/15/04..............................                       2,950,802
   12,000,000    8.25% due 07/15/98...............................                      12,223,560
   42,370,000    8.50% due 11/15/00,(b),(c).......................                      45,545,208
   20,500,000    8.875% due 11/15/98,(b)..........................                      21,164,200
                                                                                   ---------------
                                                                                       173,533,752
                                                                                   ---------------
                     TOTAL U.S. TREASURY OBLIGATIONS (COST
                       $197,451,552)..............................                     200,341,167
                                                                                   ---------------

CERTIFICATE OF DEPOSIT-DOMESTIC (0.5%)
BANKING (0.5%)
    5,000,000    Mercantile Safe Deposit & Trust, 6.16% due
                   08/16/99 (cost $5,000,000).....................     A1/AA-            5,016,563
                                                                                   ---------------
   SHARES
-------------
CONVERTIBLE PREFERRED STOCKS (1.3%)
NATURAL GAS (0.1%)
       36,000    Lasmo PLC, Series A, Callable 06/16/98, 10.00%...   Baa3/BBB-             954,000
                                                                                   ---------------

INDUSTRIAL PRODUCTS & SERVICES (1.2%)
       12,575    Home Ownership Funding, (144A), 13.331%..........     Aaa/NA           12,475,720
                                                                                   ---------------
                     TOTAL CONVERTIBLE PREFERRED STOCKS (COST
                       $13,389,078)...............................                      13,429,720
                                                                                   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                      SECURITY DESCRIPTION
-------------    -------------------------------------------------
SHORT-TERM INVESTMENTS (1.3%)
REPURCHASE AGREEMENT (1.3%)
$  14,187,000    Goldman Sachs Repurchase Agreements, 5.70% dated
                   10/31/97 due 11/03/97, proceeds $14,193,739
                   (collateralized by $14,209,000 U.S. Treasury
                   Notes, 5.875% due 07/31/99, valued at
                   $14,471,049) (cost $14,187,000)................                 $    14,187,000
                                                                                   ---------------
                 TOTAL INVESTMENTS (COST $1,051,687,673) (99.0%)................     1,070,354,364
                 OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)...................        11,200,575
                                                                                   ---------------
                 NET ASSETS (100.0%)............................................   $ 1,081,554,939
                                                                                   ---------------
                                                                                   ---------------

------------------------------
Note: Based on the cost of investments of $1,051,708,587 for Federal Income Tax purposes at October 31, 1997, the aggregate gross unrealized appreciation and depreciation was $23,302,451 and $4,656,674, respectively, resulting in net unrealized appreciation of $18,645,777.

(a) All or a portion of the total par value represents a delayed settlement security.

(b) All or a portion of the security has been segregated as collateral for futures contracts.

(c) All or a portion of the security has been segregated as collateral for TBA and delayed settlement securities.

(r) Fair valued

Approximately 0.45% of the net assets of the fund are represented by securities which have been valued at fair value. (see Note 1a)

* Less than 0.1%.

** Rate shown reflects current rate on variable rate instrument or instrument with step coupon rates.

Abbreviations used in the schedule of investments are as follows:

144A -- Securities restricted for resale to Qualified Institutional Buyers.

AS -- Accelerated Security

C -- Debt instrument with a fixed interest rate that pays a portion in interest and a portion capitalizes increasing the principal

CSTR -- Collateral Strip Rate

FRB -- Floating Rate Bond

NAS -- Non-accelerated security

NR -- Not Rated

PAC -- Planned Amortization Class

Remic -- Real Estate Mortgage Investment Conduit

SCH -- Schedule Payment

SLOBS -- Secured Lease Obligation Bonds

TBA -- Security purchased on a forward commitment basis with an appropriate amount and no definitive date. The actual principal amount and maturity will be determined upon settlement date.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $1,051,687,673 )        $1,070,354,364
Cash                                                          361
Foreign Currency at Value (Cost $679,634 )                690,235
Receivable for Investments Sold                         6,086,574
Interest Receivable                                    15,369,431
Variation Margin Receivable                                28,438
Prepaid Trustees' Fees                                      4,361
Prepaid Expenses and Other Assets                           5,305
                                                   --------------
    Total Assets                                    1,092,539,069
                                                   --------------
LIABILITIES
Payable for Investments Purchased                      10,594,201
Advisory Fee Payable                                      272,981
Custody Fee Payable                                        56,844
Administrative Services Fee Payable                        27,393
Administration Fee Payable                                  2,335
Fund Services Fee Payable                                   1,729
Accrued Expenses                                           28,647
                                                   --------------
    Total Liabilities                                  10,984,130
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $1,081,554,939
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                  $67,262,311
Dividend Income (Net of Foreign Withholding Tax
  of $13,499)                                                      1,305,574
                                                                 -----------
    Investment Income                                             68,567,885
EXPENSES
Advisory Fee                                       $ 2,908,384
Administrative Services Fee                            300,675
Custodian Fees and Expenses                            208,208
Professional Fees and Expenses                          37,001
Fund Services Fee                                       35,577
Administration Fee                                      23,296
Trustees' Fees and Expenses                             15,454
Miscellaneous                                           18,084
                                                   -----------
    Total Expenses                                                 3,546,679
                                                                 -----------
NET INVESTMENT INCOME                                             65,021,206
NET REALIZED GAIN ON
  Investment Transactions (including $1,205,617
    net realized loss from futures contracts)        6,888,678
  Foreign Currency Transactions                        137,540
                                                   -----------
    Net Realized Gain                                              7,026,218
NET CHANGE IN UNREALIZED APPRECIATION OF
  Investments (including $78,943 net unrealized
    appreciation from futures contracts)            10,956,038
  Foreign Currency Contracts and Translations           10,601
                                                   -----------
    Net Change in Unrealized Appreciation                         10,966,639
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $83,014,063
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL     FOR THE FISCAL
                                                      YEAR ENDED         YEAR ENDED
                                                   OCTOBER 31, 1997   OCTOBER 31, 1996
                                                   ----------------   ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     65,021,206   $    51,059,862
Net Realized Gain on Investment and Foreign
  Currency Transactions                                   7,026,218         2,643,598
Net Change in Unrealized Appreciation
  (Depreciation) of Investment and Foreign
  Currency Translations                                  10,966,639        (9,807,630)
                                                   ----------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                         83,014,063        43,895,830
                                                   ----------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           464,045,823       513,960,050
Withdrawals                                            (451,810,195)     (153,430,627)
                                                   ----------------   ----------------
    Net Increase from Investors' Transactions            12,235,628       360,529,423
                                                   ----------------   ----------------
    Total Increase in Net Assets                         95,249,691       404,425,253
NET ASSETS
Beginning of Fiscal Year                                986,305,248       581,879,995
                                                   ----------------   ----------------
End of Fiscal Year                                 $  1,081,554,939   $   986,305,248
                                                   ----------------   ----------------
                                                   ----------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                FOR THE PERIOD
                                                   FOR THE FISCAL YEAR ENDED    JULY 12, 1993
                                                          OCTOBER 31,          (COMMENCEMENT OF
                                                   -------------------------    OPERATIONS) TO
                                                   1997   1996   1995   1994   OCTOBER 31, 1993
                                                   ----   ----   ----   ----   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                         0.37%  0.37%  0.39%  0.46%             0.48%(a)
  Net Investment Income                            6.70%  6.38%  6.68%  5.88%             4.91%(a)
Portfolio Turnover                                   93%   186%   293%   234%              295%(b)

------------------------
(a) Annualized.

(b) Portfolio turnover is for the twelve month period ended October 31,1993, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Bond Fund, for the period November 1, 1992 through July 11, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Fixed Income Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The Portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $91,653,371 on that date from The JPM Pierpont Bond Fund, (formerly The Pierpont Bond Fund), in exchange for a beneficial interest in the Portfolio. The Portfolio's investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in emerging markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of debt securities and mortgage and asset-backed securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of mortgage and asset-backed securities can be significantly affected by changes in interest rates and rapid principal payments including pre-payments.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   a) The Portfolio values mortgage and asset-backed securities and other debt securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indications as to value from dealers and general market conditions. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. If such prices are not supplied by the Portfolio's independent pricing services, such securities are valued in accordance with procedures adopted by the Trustees. Such procedures may include the use of independent pricing services or affiliated advisor pricing, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type and indications as to values from dealers, operating data, and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued using the amortized cost method.

      The Portfolio's custodian or designated subcustodians, as the case may be, under triparty repurchase agreements takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------
      price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The books and records of the Portfolio are maintained in U.S. dollars. The market values of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount become known. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees. The change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign forward and spot currency contracts until terminated, at which time realized foreign currency gains and losses are recognized. There were no open forward contracts as of October 31, 1997.

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place will be fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed the Portfolio records a realized gain or loss equal to the difference

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------
      between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation of movements in the price of futures contracts, interest rates and the underlying hedged assets. Futures transactions during the fiscal year ended October 31, 1997 are summarized as follows:

                                                   NUMBER OF   PRINCIPAL AMOUNT
                                                   CONTRACTS     OF CONTRACTS
                                                   ---------   ----------------
Contracts open at beginning of year..............         0    $             0
Contracts opened-long............................       670         74,484,370
Contracts closed-long............................      (579)       (63,782,656)
Contracts opened-short...........................      (986)      (109,037,435)
Contracts closed-short...........................       986        109,037,435
                                                   ---------   ----------------
Contracts open at end of year....................        91    $    10,701,714
                                                   ---------   ----------------
                                                   ---------   ----------------

      SUMMARY OF OPEN CONTRACTS AT OCTOBER 31, 1997

                                                                    NET UNREALIZED
                                                   CONTRACTS LONG    APPRECIATION
                                                   --------------   --------------
U.S. Long Bond, expiring December 1997...........             91    $      78,943
                                                   --------------   --------------
Totals...........................................             91    $      78,943
                                                   --------------   --------------
                                                   --------------   --------------

   f) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.30% of the Portfolio's average daily net assets. For the fiscal year ended October 31, 1997, this fee amounted to $2,908,384.

   b) The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------
      amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the Portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended October 31, 1997, the fee for these services amounted to $23,296.

   c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios for which Morgan acts as investment advisor (the "Master Portfolios") and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, certain other investors in the Master Portfolios for which Morgan provides similar services and JPM Series Trust. For the fiscal year ended October 31, 1997, the fee for these services amounted to $300,675.

   d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $35,577 for the fiscal year ended October 31, 1997.

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $7,150.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended October 31, 1997, were as follows:

                                                     COST OF        PROCEEDS
                                                    PURCHASES      FROM SALES
                                                   ------------   ------------
U.S. Government and Agency Obligations...........  $617,458,842   $164,622,898
Corporate and Collateralized Obligations.........   343,673,696    702,924,509
                                                   ------------   ------------
                                                   $961,132,538   $867,547,407
                                                   ------------   ------------
                                                   ------------   ------------

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

4. CREDIT AGREEMENT

The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the Fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The U.S. Fixed Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The U.S. Fixed Income Portfolio (the "Portfolio") at October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the four years in the period then ended and for the period July 12, 1993 (commencement of operations) through October 31, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
December 19, 1997

JPM INSTITUTIONAL FEDERAL MONEY MARKET FUND

JPM INSTITUTIONAL PRIME MONEY MARKET FUND

JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND

JPM INSTITUTIONAL TREASURY MONEY MARKET FUND

JPM INSTITUTIONAL BOND FUND

JPM INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND

JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND

JPM INSTITUTIONAL SHORT TERM BOND FUND

JPM INSTITUTIONAL TAX EXEMPT BOND FUND

JPM INSTITUTIONAL SHARES: CALIFORNIA BOND FUND

JPM INSTITUTIONAL DIVERSIFIED FUND

JPM INSTITUTIONAL DISCIPLINED EQUITY FUND

JPM INSTITUTIONAL U.S. EQUITY FUND

JPM INSTITUTIONAL U.S. SMALL COMPANY FUND

JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND

JPM INSTITUTIONAL EUROPEAN EQUITY FUND

JPM INSTITUTIONAL INTERNATIONAL BOND FUND

JPM INSTITUTIONAL INTERNATIONAL EQUITY FUND

JPM INSTITUTIONAL INTERNATIONAL OPPORTUNITIES FUND

JPM INSTITUTIONAL JAPAN EQUITY FUND


 The

JPM Institutional

Bond Fund


FOR MORE INFORMATION ON THE JPM INSTITUTIONAL FUNDS,
CALL J.P. MORGAN FUNDS SERVICES AT (800)766-7722.




ANNUAL REPORT
OCTOBER 31, 1997